Goldman Sachs Core Fixed Income Fund Average Annual Total Returns - Service Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.32%	(0.81%)	1.86%
Performance Inception Date	Jan. 09, 2006